Summary of Significant Accounting Policies (Concentration of Credit Risk) (Details) (Credit Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
A [Member] | Total revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	[1]	0.00%	[1]	5.00%
B [Member] | Total revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	[1]	0.00%	[1]	10.00%
B [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	[1]	32.00%
C [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%		0.00%	[1]

[1]	means less than 10%